Financial Instruments - Summary of Significant Unobservable Inputs to Valuation (Detail) - Unquoted equity investments [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique		Discounted cash flow model
Discounted cash flow model [member] | Long term growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow model
Significant unobservable input	Long term growth rate	Long term growth rate
Movement by	0.50%	0.50%
Increase	₨ 298	₨ 201
Decrease	₨ (273)	₨ (187)
Discounted cash flow model [member] | Discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Discount rate	Discount rate
Movement by	0.50%	0.50%
Increase	₨ (388)	₨ (243)
Decrease	₨ 404	₨ 256